Supplementary Information for Greenfire Resources Inc. – Oil and Gas (Unaudited) (Details) - Schedule of Greenfire Undeveloped Reserve - l		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Greenfire Undeveloped Reserve Abstract
Beginning balance	[1]	115,773	131,968.2	0
Technical revisions	[1]	6,998	(16,196)	0
Acquisitions	[1]			131,968.2
Conversions to developed	[1]	(3,087)	0	0
Ending balance	[1]	124,981	115,773	131,968.2
Extensions and discoveries	[1]	5,297	0	0

[1]	Numbers may not add due to rounding.